Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year		$ 986,374	$ 2,092,772	$ 4,367,191
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment		(9,108)	1,253	(484)
Currency translation adjustment from participation in non-consolidated companies (1)	[1]	980,884	41,455	(39,997)
Changes in the fair value of financial instruments at fair value through other comprehensive income (2)	[2]	(554,737)	29,121	960
Income tax related to financial instruments at fair value		(46,859)	(11,045)	(299)
Changes in the fair value of derivatives classified as cash flow hedges		22,721	60	278
Income tax relating to cash flow hedges		(6,824)	(20)	(83)
Other		(300)	1,705	0
Other comprehensive income items from participation in non-consolidated companies		0	159	(106)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations		(52,127)	24,567	46,777
Income tax relating to remeasurement of post employment benefit obligations		4,829	(6,994)	(13,965)
Remeasurement of post employment benefit obligations from participation in non-consolidated companies		6,013	6,862	1,662
Other comprehensive income (loss) for the year, net of tax		344,492	87,123	(5,257)
Total comprehensive income for the year		1,330,866	2,179,895	4,361,934
Attributable to:
Owners of the parent		1,141,928	1,841,194	3,818,185
Non-controlling interest		$ 188,938	$ 338,701	$ 543,749

[1]	See note 3 (c).
[2]	See note 18.